Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 3,477
2021	3,391
2022	3,151
2023	2,851
2024	$ 2,602